Note 6 - Financial Results - Financial Income (Cost) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest Income		$ 51,525	$ 60,405	$ 39,516
Net result on changes in FV of financial assets at FVTPL		(3,920)	5,799	(4,942)
Finance income		47,605	66,204	34,574
Finance Cost		(27,072)	(22,329)	(23,058)
Net foreign exchange transactions results (*)	[1]	(48,955)	(2,146)	(13,301)
Foreign exchange derivatives contracts results (**)	[2]	(8,996)	(31,310)	30,468
Other		14,392	11,447	(14,473)
Other financial results		(43,559)	(22,009)	2,694
Net financial results		(23,026)	21,866	14,210
From discontinued operations		9	88	382
		$ (23,017)	$ 21,954	$ 14,592

[1]	In 2017 and 2016 includes the negative impact from Euro appreciation against the U.S. dollar on Euro denominated intercompany liabilities in subsidiaries with functional currency U.S. Dollar, largely offset by an increase in currency translation adjustment reserve from an Italian subsidiary.
[2]	In 2016 includes the negative impact from Brazilian Real appreciation against the U.S. dollar on hedging instruments and of Cash and cash equivalent and Other investments denominated in U.S. dollar in subsidiaries which functional currency is the Brazilian real, partially offset by an increase in currency translation adjustment reserve from the Brazilian subsidiaries.